Related Party Transactions - Schedule of Transactions With Related Parties (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Services provided to related party	¥ 2,544		¥ 3,507	¥ 344	$ 366
Total	21,384	$ 3,110	2,229	2,496
Shenzhen Weixunyitong Information Technology Co Ltd
Related Party Transaction [Line Items]
Services provided to related party	1,002		2,752	344	142
Services received from related party	20,909		672	360	3,041
Office premises leased from related party	475		1,557	1,193	69
Guangzhou Tianlang Network Technology Co Ltd
Related Party Transaction [Line Items]
Services provided to related party	¥ 1,542		¥ 755		$ 224
Marketing expense incurred				¥ 943